Cash and Cash Equivalents and Marketable Securities - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		R$ 168,499	R$ 142,908
Cash and banks [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	[1]	32,992	17,294
Bank deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		39,724	91,868
Demand deposits [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents		R$ 95,783	R$ 33,746
Bottom of Range [Member] | Bank deposit certificates [Member] | CDI [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index		98.00%
Bottom of Range [Member] | Demand deposits [Member] | CDI [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index		70.00%
Top of Range [Member] | Bank deposit certificates [Member] | CDI [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index		102.50%
Top of Range [Member] | Demand deposits [Member] | CDI [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Return index		99.00%

[1]	Includes foreign currency of R$11,848 (R$3,430 as of June 30, 2025) in the Company and R$13,814 (R$14,023 as of June 30, 2025) on a consolidated basis.